Schedule I Condensed Non-Consolidated Financial Information of Registrant Schedule I Condensed Non-Consolidated Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Balance Sheet [Table Text Block]
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED BALANCE SHEETS (NOTE 1)
(in thousands of U.S. dollars)

	As at December 31, 2021 $	As at December 31, 2020 $
ASSETS
Current
Cash and cash equivalents	31,001	9,604
Accounts receivable	126	309
Prepaid expenses and other	192	57
Due from affiliates	90,803	166,219
Total current assets	122,122	176,189
Investments in and advances to subsidiaries (note 1)	724,016	635,060
Other assets	—	9
Total assets	846,138	811,258
LIABILITIES AND EQUITY
Current
Accounts payable	2,149	16,170
Accrued liabilities	15,171	7,269
Due to affiliates	222,638	247,425
Current portion of long-term debt	239,807	—
Other current liabilities	58	971
Total current liabilities	479,823	271,835
Long-term debt (note 2)	111,383	339,933
Other long-term liabilities	7,884	8,183
Total liabilities	599,090	619,951
Equity
Common stock and additional paid-in capital	1,053,804	1,057,321
Accumulated deficit	(806,756)	(866,014)
Total equity	247,048	191,307
Total liabilities and equity	846,138	811,258
The accompanying notes are an integral part of the condensed non-consolidated financial information.

Condensed Income Statement [Table Text Block]
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF INCOME (LOSS) (NOTE 1)
(in thousands of U.S. dollars)

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Operating expenses	—	—	(412)
General and administrative expenses	(18,085)	(16,659)	(19,463)
Loss from operations	(18,085)	(16,659)	(19,875)
Interest expense	(33,320)	(37,674)	(46,243)
Interest income	35	267	1,561
Impairments of investments and advances (note 1)	—	(123,753)	(103,420)
Dividend income (note 1)	121,253	58,563	62,100
Other	(11,737)	20,572	(5,662)
Net income (loss) before income taxes	58,146	(98,684)	(111,539)
Income tax recovery	1,112	790	7
Net income (loss)	59,258	(97,894)	(111,532)

The accompanying notes are an integral part of the condensed non-consolidated financial information.

Condensed Cash Flow Statement [Table Text Block]	e condensed non-consolidated financial information.
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF CASH FLOWS
(in thousands of U.S. dollars)

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Cash and cash equivalents provided by (used for)
OPERATING ACTIVITIES
Net income (loss)	59,258	(97,894)	(111,532)
Non-cash and non-operating items:
Unrealized gain on derivative instruments	(913)	(656)	(270)
Impairments of investments and advances	—	123,753	103,420
Stock-based compensation	3,276	5,165	7,400
Dividends-in-kind	(75,298)	(31,763)	(10,000)
Other	4,610	7,925	19,153
Change in operating assets and liabilities	35,672	8,508	(15,314)
Net operating cash flow	26,605	15,038	(7,143)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	—	—	250,000
Prepayments of long-term debt	—	(18,249)	—
Scheduled repayments of long-term debt	—	(36,712)	(480,851)
Debt issuance costs	—	—	(15,029)
Advances from affiliates	—	—	227,157
Cash dividends paid	—	—	(5,523)
Other financing activities	(459)	(128)	(637)
Net financing cash flow	(459)	(55,089)	(24,883)
INVESTING ACTIVITIES
Purchase of Teekay Tankers common shares	(4,749)	—	—
Net investing cash flow	(4,749)	—	—
Increase (decrease) in cash and cash equivalents	21,397	(40,051)	(32,026)
Cash and cash equivalents, beginning of the year	9,604	49,655	81,681
Cash and cash equivalents, end of the year	31,001	9,604	49,655
Supplemental cash flow information (note 3)

The accompanying notes are an integral part of the condensed non-consolidated financial information.

Summary of Long-Term Debt

	December 31, 2021 $	December 31, 2020 $
Revolving Credit Facilities due through December 2024	271,167	185,000
Senior Notes (9.25%) due November 2022	243,395	243,395
Convertible Senior Notes (5%) due January 2023	112,184	112,184
U.S. Dollar-denominated Term Loan due through August 2023	53,339	64,568
Total principal	680,085	605,147
Less: unamortized discount and debt issuance costs	(8,605)	(22,253)
Total debt	671,480	582,894
Less: current portion	(255,306)	(10,858)
Long-term portion	416,174	572,036

Teekay Corporation
Summary of Long-Term Debt

	December 31, 2021 $	December 31, 2020 $
Senior Notes (9.25%) due November 2022	243,395	243,395
Convertible Senior Notes (5%) due January 2023	112,184	112,184
Total principal	355,579	355,579
Less unamortized discount and debt issuance costs	(4,389)	(15,646)
Total debt	351,190	339,933
Less current portion	(239,807)	—
Long-term portion	111,383	339,933